Equity - Additional information (Detail)										1 Months Ended		12 Months Ended
	Mar. 31, 2021 PEN (S/)	Mar. 31, 2021 USD ($) $ / shares	Apr. 07, 2020 PEN (S/)	Apr. 07, 2020 USD ($) $ / shares	Jul. 18, 2019 PEN (S/) shares	Apr. 01, 2019 PEN (S/)	Apr. 01, 2019 USD ($) $ / shares	Apr. 02, 2018 PEN (S/)	Apr. 02, 2018 USD ($) $ / shares	Jul. 31, 2019 PEN (S/)	Jul. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2019 PEN (S/) shares
Disclosure of classes of share capital [line items]
Common stock, nominal value | $ / shares											$ 0
Common stock, issuance value per share | $ / shares											$ 9.72
IPO, Number of shares issued | shares					2,336,841
IPO, fair value of shares issued					S/ 336,950,000
Subscribed and paid-in common shares | shares												115,447,705		115,447,705
Dividends distribution declared	S/ 332,096,000	$ 88,891,000				S/ 654,464,000	$ 197,187,000	S/ 510,688,000	$ 157,750,000
Dividends distribution declared, per share | $ / shares		$ 0.77					$ 1.75		$ 1.40
Treasury stock, sold value													S/ 383,589,000
Regulatory capital requirement												According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk.
Additional regulatory capital												S/ 341,328,000		S/ 803,717,000
Percentage of solvency												35.00%
Reserve charged to retained earnings
Percentage of annual transfers to reserve												10.00%
Legal and special reserves												S/ 1,344,250,000		S/ 1,205,297,000
Distribution Of Dividend [Member]
Disclosure of classes of share capital [line items]
Dividends distribution declared			S/ 698,228,000	$ 202,033,000
Dividends distribution declared, per share | $ / shares				$ 1.75
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of reserve to additional paid in capital												20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of reserve to additional paid in capital												35.00%
Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Entity shares held by subsidiary, shares | shares												24,824		1,400
Entity shares held by subsidiary, value												S/ 2,769,000		S/ 196,000
Issued capital [member]
Disclosure of classes of share capital [line items]
IPO, Number of shares issued | shares											2,336,841
IPO, fair value of shares issued					S/ 74,571,000					S/ 74,571,000	$ 22,714,000
Reserve charged to retained earnings
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value												208,178,000	S/ 259,022,000
Reserve charged to retained earnings
Treasury stock, sold | shares					2,418,754								3,010,000
Treasury shares [member] | Interfondos SA Sociedad Administradora de Fondos [Member]
Disclosure of classes of share capital [line items]
Treasury stock, sold | shares													3,009,490
Retained earnings [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value										S/ 138,997,000			S/ 123,705,000
Reserve charged to retained earnings												(500,000,000)	(1,000,000,000)
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Treasury stock, sold value													382,727,000
Reserve charged to retained earnings
Reserve [Member]
Disclosure of classes of share capital [line items]
Reserve charged to retained earnings												S/ 500,000,000	S/ 1,000,000,000